Segmented information - Disclosure of PP&E, contract costs and intangible assets information by location (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 2,178,825	$ 1,895,542
U.S.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	676,717	656,176
Canada
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	441,218	433,965
France
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	276,053	182,015
U.K.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	223,676	107,649
Sweden
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	112,744	105,491
Finland
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	104,354	101,137
GERMANY
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	107,623	94,704
India
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	77,772	65,185
Netherlands
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	54,462	54,552
Rest of the world
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 104,206	$ 94,668